Property, Plant and Equipment, Net (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment, Net
Balance at beginning of the period	$ 86,783,572	$ 76,089,277
Additions	16,759,566	27,941,585	$ 25,703,069
Balance at end of the period	85,719,810	86,783,572	76,089,277
Buildings and Land
Property, Plant and Equipment, Net
Balance at beginning of the period	9,625,819	9,430,727
Balance at end of the period	9,738,262	9,625,819	9,430,727
Technical Equipment
Property, Plant and Equipment, Net
Balance at beginning of the period	50,329,375	44,982,873
Balance at end of the period	51,431,033	50,329,375	44,982,873
Satellite Transponders
Property, Plant and Equipment, Net
Balance at beginning of the period	6,248,873	6,816,328
Balance at end of the period	5,681,419	6,248,873	6,816,328
Furniture and Fixtures
Property, Plant and Equipment, Net
Balance at beginning of the period	471,139	405,278
Balance at end of the period	563,142	471,139	405,278
Transportation Equipment
Property, Plant and Equipment, Net
Balance at beginning of the period	1,471,982	1,430,314
Balance at end of the period	1,356,959	1,471,982	1,430,314
Computer Equipment
Property, Plant and Equipment, Net
Balance at beginning of the period	2,436,025	1,974,221
Balance at end of the period	2,459,789	2,436,025	1,974,221
Leasehold Improvements
Property, Plant and Equipment, Net
Balance at beginning of the period	1,146,628	1,110,545
Balance at end of the period	1,004,140	1,146,628	1,110,545
Construction in Progress
Property, Plant and Equipment, Net
Balance at beginning of the period	15,053,731	9,938,991
Balance at end of the period	13,485,066	15,053,731	9,938,991
Cost
Property, Plant and Equipment, Net
Balance at beginning of the period	158,590,577	143,996,639
Additions	16,759,566	27,941,585
Retirements	(5,092,661)	(13,955,777)
Effect of translation	(206,553)	608,130
Balance at end of the period	170,050,929	158,590,577	143,996,639
Cost | Buildings and Land
Property, Plant and Equipment, Net
Balance at beginning of the period	14,113,401	13,623,298
Additions	18,845	21,891
Retirements	(185,685)	(37,422)
Transfers and reclassifications	503,454	449,458
Effect of translation	(16,886)	56,176
Balance at end of the period	14,433,129	14,113,401	13,623,298
Cost | Technical Equipment
Property, Plant and Equipment, Net
Balance at beginning of the period	105,720,368	97,721,490
Additions	8,854,150	11,045,371
Retirements	(3,641,319)	(10,757,033)
Transfers and reclassifications	6,703,287	7,205,753
Effect of translation	(170,432)	504,787
Balance at end of the period	117,466,054	105,720,368	97,721,490
Cost | Satellite Transponders
Property, Plant and Equipment, Net
Balance at beginning of the period	10,301,713	10,301,713
Balance at end of the period	10,301,713	10,301,713	10,301,713
Cost | Furniture and Fixtures
Property, Plant and Equipment, Net
Balance at beginning of the period	995,247	966,928
Additions	11,477	52,354
Retirements	(55,690)	(131,709)
Transfers and reclassifications	178,858	101,588
Effect of translation	(8,253)	6,086
Balance at end of the period	1,121,639	995,247	966,928
Cost | Transportation Equipment
Property, Plant and Equipment, Net
Balance at beginning of the period	2,907,442	2,631,076
Additions	192,193	214,944
Retirements	(339,594)	(83,285)
Transfers and reclassifications	71,188	140,415
Effect of translation	(1,121)	4,292
Balance at end of the period	2,830,108	2,907,442	2,631,076
Cost | Computer Equipment
Property, Plant and Equipment, Net
Balance at beginning of the period	6,955,847	6,642,536
Additions	177,150	472,600
Retirements	(339,090)	(1,085,679)
Transfers and reclassifications	878,888	901,561
Effect of translation	(6,882)	24,829
Balance at end of the period	7,665,913	6,955,847	6,642,536
Cost | Leasehold Improvements
Property, Plant and Equipment, Net
Balance at beginning of the period	2,542,828	2,170,607
Additions	26,269	193,435
Retirements	(5,751)	(20,222)
Transfers and reclassifications	183,257	195,869
Effect of translation	704	3,139
Balance at end of the period	2,747,307	2,542,828	2,170,607
Cost | Construction in Progress
Property, Plant and Equipment, Net
Balance at beginning of the period	15,053,731	9,938,991
Additions	7,479,482	15,940,990
Retirements	(525,532)	(1,840,427)
Transfers and reclassifications	(8,518,932)	(8,994,644)
Effect of translation	(3,683)	8,821
Balance at end of the period	13,485,066	15,053,731	9,938,991
Accumulated amortisation and impairment
Property, Plant and Equipment, Net
Balance at beginning of the period	(71,807,005)	(67,907,362)
Depreciation of the year	(15,872,034)	(14,454,149)
Retirements	3,182,461	10,936,271
Effect of translation	165,459	(381,765)
Balance at end of the period	(84,331,119)	(71,807,005)	(67,907,362)
Accumulated amortisation and impairment | Buildings and Land
Property, Plant and Equipment, Net
Balance at beginning of the period	(4,487,582)	(4,192,571)
Depreciation of the year	(256,412)	(290,645)
Retirements	42,398	12,281
Effect of translation	6,729	(16,647)
Balance at end of the period	(4,694,867)	(4,487,582)	(4,192,571)
Accumulated amortisation and impairment | Technical Equipment
Property, Plant and Equipment, Net
Balance at beginning of the period	(55,390,993)	(52,738,617)
Depreciation of the year	(13,271,239)	(11,958,803)
Retirements	2,480,771	9,630,932
Reclassifications		11,545
Effect of translation	146,440	(336,050)
Balance at end of the period	(66,035,021)	(55,390,993)	(52,738,617)
Accumulated amortisation and impairment | Satellite Transponders
Property, Plant and Equipment, Net
Balance at beginning of the period	(4,052,840)	(3,485,385)
Depreciation of the year	(567,454)	(567,455)
Balance at end of the period	(4,620,294)	(4,052,840)	(3,485,385)
Accumulated amortisation and impairment | Furniture and Fixtures
Property, Plant and Equipment, Net
Balance at beginning of the period	(524,108)	(561,650)
Depreciation of the year	(94,728)	(84,869)
Retirements	52,503	127,736
Reclassifications	137
Effect of translation	7,699	(5,325)
Balance at end of the period	(558,497)	(524,108)	(561,650)
Accumulated amortisation and impairment | Transportation Equipment
Property, Plant and Equipment, Net
Balance at beginning of the period	(1,435,460)	(1,200,762)
Depreciation of the year	(313,280)	(300,168)
Retirements	274,734	69,011
Effect of translation	857	(3,541)
Balance at end of the period	(1,473,149)	(1,435,460)	(1,200,762)
Accumulated amortisation and impairment | Computer Equipment
Property, Plant and Equipment, Net
Balance at beginning of the period	(4,519,822)	(4,668,315)
Depreciation of the year	(1,017,204)	(917,426)
Retirements	326,857	1,083,071
Reclassifications	(137)
Effect of translation	4,182	(17,152)
Balance at end of the period	(5,206,124)	(4,519,822)	(4,668,315)
Accumulated amortisation and impairment | Leasehold Improvements
Property, Plant and Equipment, Net
Balance at beginning of the period	(1,396,200)	(1,060,062)
Depreciation of the year	(351,717)	(334,783)
Retirements	5,198	13,240
Reclassifications		(11,545)
Effect of translation	(448)	(3,050)
Balance at end of the period	$ (1,743,167)	$ (1,396,200)	$ (1,060,062)